Capital disclosures and net debt - Disclosure of reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges [line items]
Finance debt at beginning of year	$ 51,954
Hedge accounted derivatives at beginning of year	1,988
Lease liabilities	11,121
Liabilities arising from financing activities at beginning of year	66,083	$ 60,847
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(312)	166
Increase (decrease) through financing cash flows, liabilities arising from financing activities	1,887	245
Increase (decrease) through changes in fair values, liabilities arising from financing activities	322	(676)
Increase through new leases, liabilities arising from financing activities	3,465	4,966
Increase (decrease) through other changes, liabilities arising from financing activities	4,252	535
Finance debt at end of year	59,547	51,954
Hedge accounted derivatives at end of year	2,654	1,988
Lease liabilities	12,000	11,121
Liabilities arising from financing activities at beginning of year	75,697	66,083
Borrowings
Disclosure of detailed information about hedges [line items]
Finance debt at beginning of year	51,954	46,944
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(39)	33
Increase (decrease) through financing cash flows, liabilities arising from financing activities	4,761	3,040
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(840)	1,389
Increase through new leases, liabilities arising from financing activities	0	0
Increase (decrease) through other changes, liabilities arising from financing activities	3,711	548
Finance debt at end of year	59,547	51,954
Borrowings | TravelCenters of America
Disclosure of detailed information about hedges [line items]
Increase (decrease) through other changes, liabilities arising from financing activities	545
Borrowings | Lightsource bp and bp Bunge Bioenergia
Disclosure of detailed information about hedges [line items]
Increase (decrease) through other changes, liabilities arising from financing activities	3,726
Currency derivatives
Disclosure of detailed information about hedges [line items]
Hedge accounted derivatives at beginning of year	2,978	5,312
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	0	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(27)	(213)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	1,162	(2,065)
Increase through new leases, liabilities arising from financing activities	0	0
Increase (decrease) through other changes, liabilities arising from financing activities	0	(56)
Hedge accounted derivatives at end of year	4,113	2,978
Lease liabilities
Disclosure of detailed information about hedges [line items]
Lease liabilities	11,121	8,549
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(272)	132
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(2,833)	(2,560)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0	0
Increase through new leases, liabilities arising from financing activities	3,441	4,956
Increase (decrease) through other changes, liabilities arising from financing activities	543	44
Lease liabilities	12,000	11,121
Lease liabilities | Lightsource bp and bp Bunge Bioenergia
Disclosure of detailed information about hedges [line items]
Increase (decrease) through other changes, liabilities arising from financing activities	585
Net partner payable for leases entered into on behalf of joint operations
Disclosure of detailed information about hedges [line items]
Net partner (receivable) payable for joint operation leases at beginning of year	30	42
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(1)	1
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(14)	(22)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0	0
Increase through new leases, liabilities arising from financing activities	24	10
Increase (decrease) through other changes, liabilities arising from financing activities	(2)	(1)
Net partner (receivable) payable for joint operation leases at end of year	$ 37	$ 30